Annual Fund Operating Expenses	Oct. 31, 2025
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%